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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment            [ ] Amendment Number: ___________
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Becker Drapkin Management, L.P.
Address: 500 Crescent Court
         Suite 230
         Dallas, Texas 75201

Form 13F File Number: 28-12314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Steven R. Becker
Title: Manager of
       BC Advisors, L.L.C., General Partner
Phone: (214) 756-6016

Signature, Place, and Date of Signing:

/s/ Steven R. Becker            Dallas, TX        May 15, 2013
-------------------------    ----------------    ---------------
(Signature)                    (City, State)         (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: 156,172  (thousands)
                                        -------
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

COLUMN 1                  COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8
------------------------- -------- --------- -------- ------------------ ---------- -------- ------------------------
                                                                                                 VOTING AUTHORITY
                          TITLE OF             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ------------------------
NAME OF ISSUER             CLASS     CUSIP    (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE      SHARED  NONE
------------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ----
AUDIENCE INC              COM      05070J102    3,743   245,416 SH       Sole                  245,416         0  0
CASCADE MICROTECH INC     COM      147322101    7,306 1,014,671 SH       Sole                1,014,671         0  0
HOT TOPIC INC             COM      441339108   33,110 2,385,427 SH       Sole                2,385,427         0  0
HOT TOPIC INC             COM      441339108   16,346 1,177,675 SH       Other                       0 1,177,675  0
HUDSON TECHNOLOGIES INC   COM      444144109    4,685 1,156,870 SH       Sole                1,156,870         0  0
I D SYSTEMS INC           COM      449489103    1,775   311,377 SH       Sole                  311,377         0  0
INFUSYSTEM HLDGS INC      COM      45685K102       82    47,150 SH       Sole                   47,150         0  0
KOPIN CORP                COM      500600101    1,919   518,769 SH       Sole                  518,769         0  0
NAVARRE CORP              COM      639208107    6,716 2,958,551 SH       Sole                2,958,551         0  0
NAVARRE CORP              COM      639208107    4,681 2,062,050 SH       Other                       0 2,062,050  0
PACER INTL INC TENN       COM      69373H106    3,251   646,310 SH       Sole                  646,310         0  0
PFSWEB INC                COM NEW  717098206    2,525   629,764 SH       Sole                  629,764         0  0
PIXELWORKS INC            COM NEW  72581M305    6,273 2,825,531 SH       Sole                2,825,531         0  0
PRGX GLOBAL INC           COM NEW  69357C503    4,719   679,048 SH       Sole                  679,048         0  0
RESPONSE GENETICS INC     COM      76123U105    3,736 2,830,618 SH       Sole                2,830,618         0  0
RUBY TUESDAY INC          COM      781182100    7,476 1,014,326 SH       Sole                1,014,326         0  0
RUBY TUESDAY INC          COM      781182100    3,220   436,900 SH       Other                       0   436,900  0
SILICON IMAGE INC         COM      82705T102    7,560 1,555,551 SH       Sole                1,555,551         0  0
STEC INC                  COM      784774101    2,227   503,862 SH       Sole                  503,862         0  0
STRATEGIC DIAGNOSTICS INC COM      862700101    3,229 3,295,304 SH       Sole                3,295,304         0  0
SYMMETRICOM INC           COM      871543104      412    90,800 SH       Sole                   90,800         0  0
TECHTARGET INC            COM      87874R100      705   144,089 SH       Sole                  144,089         0  0
TUESDAY MORNING CORP      COM NEW  899035505   18,466 2,379,632 SH       Sole                2,379,632         0  0
TUESDAY MORNING CORP      COM NEW  899035505   11,188 1,441,708 SH       Other                       0 1,441,708  0
WEST MARINE INC           COM      954235107      386    33,767 SH       Sole                   33,767         0  0
WESTELL TECHNOLOGIES INC  CL A     957541105      436   216,740 SH       Sole                  216,740         0  0